SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 12—SHAREHOLDERS' EQUITY

Description of Common Stock and Class B Convertible Common Stock

        With respect to matters that may be submitted to a vote or for the consent of IAC's shareholders generally, including the election of directors, each holder of shares of IAC common stock and IAC Class B common stock vote together as a single class. In connection with any such vote, each holder of IAC common stock is entitled to one vote for each share of IAC common stock held and each holder of IAC Class B common stock is entitled to ten votes for each share of IAC Class B common stock held. Notwithstanding the foregoing, the holders of shares of IAC common stock, acting as a single class, are entitled to elect 25% of the total number of IAC's directors, and, in the event that 25% of the total number of directors shall result in a fraction of a director, then the holders of shares of IAC common stock, acting as a single class, are entitled to elect the next higher whole number of IAC's directors. In addition, Delaware law requires that certain matters be approved by the holders of shares of IAC common stock or holders of IAC Class B common stock voting as a separate class.

        Shares of IAC Class B common stock are convertible into shares of IAC common stock at the option of the holder thereof, at any time, on a share-for-share basis. Such conversion ratio will in all events be equitably preserved in the event of any recapitalization of IAC by means of a stock dividend on, or a stock split or combination of, outstanding shares of IAC common stock or IAC Class B common stock, or in the event of any merger, consolidation or other reorganization of IAC with another corporation. Upon the conversion of shares of IAC Class B common stock into shares of IAC common stock, those shares of IAC Class B common stock will be retired and will not be subject to reissue. Shares of IAC common stock are not convertible into shares of IAC Class B common stock.

        Except as described herein, shares of IAC common stock and IAC Class B common stock are identical. The holders of shares of IAC common stock and the holders of shares of IAC Class B common stock are entitled to receive, share for share, such dividends as may be declared by IAC's Board of Directors out of funds legally available therefore. In the event of a liquidation, dissolution, distribution of assets or winding-up of IAC, the holders of shares of IAC common stock and the holders of shares of IAC Class B common stock are entitled to receive, share for share, all the assets of IAC available for distribution to its stockholders, after the rights of the holders of any IAC preferred stock have been satisfied.

        On December 1, 2010, Mr. Diller, Chairman of the Board and Senior Executive of the Company, entered into an agreement with Liberty, pursuant to which Liberty exchanged with Mr. Diller an aggregate of 4.3 million shares of Class B common stock for the same number of shares of common stock held by Mr. Diller. In consideration of Mr. Diller waiving certain pre-existing rights under the Stockholders Agreement with respect to Liberty's transfer to IAC of shares of common stock and Class B common stock, the Company agreed to permit Mr. Diller to exchange with IAC, on a one-for-one basis, from time to time until September 1, 2011 up to 1.5 million shares of common stock for shares of Class B common stock. During 2011, Mr. Diller exchanged 1.5 million shares of common stock for 1.5 million shares of Class B common stock.

        Further, on December 1, 2010, the Company entered into a stock exchange agreement with Liberty. Under the agreement, Liberty agreed to exchange with IAC an aggregate of 4.3 million shares of common stock described above and an aggregate of 8.5 million shares of Class B common stock for the outstanding shares of Celebrate Interactive, Inc., a wholly owned subsidiary of IAC, which owned all of the equity interests of Evite, Inc., Giftco, Inc. and IAC Advertising, LLC and $217.9 million in cash.

        The shares of common stock and Class B common stock exchanged by Liberty represented substantially all of the shares of common stock and all of the shares of Class B common stock owned beneficially and/or of record by Liberty.

        Following consummation of the above transactions, Mr. Diller, through his own holdings, has 5.8 million shares of IAC's outstanding Class B common stock representing 42.9% of the outstanding total voting power of the Company.

Description of Preferred Stock

        IAC's Board of Directors has the authority to designate, by resolution, the powers, preferences, rights and qualifications, limitations and restrictions of preferred stock issued by IAC without any further vote or action by the shareholders. Any shares of preferred stock so issued would have priority over shares of IAC common stock and shares of IAC Class B common stock with respect to dividend or liquidation rights or both. At December 31, 2011 and 2010 there was no preferred stock issued and outstanding.

Dividend

        On November 2, 2011, IAC's Board of Directors declared a quarterly cash dividend of $0.12 per share of common stock and Class B common stock outstanding, which was paid on December 1, 2011 to stockholders of record as of the close of business on November 15, 2011.

Reserved Common Shares

        In connection with equity compensation plans, warrants, and other matters, 42.0 million shares of IAC common stock were reserved as of December 31, 2011.

Warrants

        A summary of changes in outstanding warrants is as follows:

	December 31, 2011
	Number of IAC Common Shares Underlying Warrants	Weighted Average Strike Price
	(Shares in thousands)
Outstanding at January 1, 2011	18,297	$28.07
Exercised	(3,949)	26.90

Outstanding at December 31, 2011	14,348	$28.40

        During the years ended December 31, 2010 and 2009 there were zero and approximately 11.6 million warrants exercised, respectively. No warrants were granted during the years ended December 31, 2011, 2010 and 2009.

        At December 31, 2011, warrants to acquire shares of IAC common stock were outstanding as follows:

	Expiration Date	Number of IAC Common Shares Underlying Warrants Outstanding At December 31, 2011	Average Strike per IAC Share
		(In thousands)
Issued in Vivendi deal:
Tranche 1	5/7/12	9,836	$26.86
Tranche 2	5/7/12	4,512	$31.75

		14,348	$28.40

Common Stock Repurchases

        During 2011 and 2010, the Company purchased 13.6 million and 23.1 million shares of IAC common stock for aggregate consideration, on a trade date basis, of $518.6 million and $530.9 million, respectively. In addition, on December 1, 2010, the Company completed the tax-free exchange of Evite, Gifts.com, IAC Advertising Solutions and $217.9 million in cash for substantially all of Liberty's equity stake in IAC, representing 8.5 million shares of Class B common stock and 4.3 million shares of common stock; in the first quarter of 2011, the Company received from Liberty 0.1 million shares of IAC common stock in fulfillment of post-closing working capital adjustments.

        On July 26, 2011, IAC's Board of Directors authorized the repurchase of up to an additional 15 million shares of IAC common stock. At December 31, 2011, the Company had approximately 8.6 million shares remaining in its share repurchase authorization.